Investments -Narrative (Details) ₨ in Thousands, ft² in Thousands, $ in Thousands	1 Months Ended		3 Months Ended				12 Months Ended			18 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($) ft² MW	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 INR (₨)
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of assets				$ 5,353	$ 12,448		$ 278,330	$ 564,664	$ 166,143
MakeSpace JV
Schedule of Equity Method Investments [Line Items]
Equity funding						$ 36,000				$ 45,000
Web Werks JV
Schedule of Equity Method Investments [Line Items]
Fair value of investment												$ 50,100	₨ 3,750,000
Additional equity method investments, fair value disclosure							$ 100,000				₨ 7,500,000
Equity interest							38.50%	0.00%			38.50%
Frankfurt JV
Schedule of Equity Method Investments [Line Items]
Equity interest		20.00%		20.00%			20.00%	20.00%			20.00%
Proceeds from sale of assets	$ 93,300	$ 105,000
Gain on sale of assets		$ 24,100
Frankfurt JV | Forecast
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of assets			$ 11,700
A G C Equity Partners | Frankfurt JV
Schedule of Equity Method Investments [Line Items]
Area of real estate property | ft²		280
Power of building | MW		27
Equity interest		80.00%